Commitments and Contingencies - SRA Future Minimum Rental Commitments (Details) - SRA Companies, Inc. $ in Thousands	Jun. 30, 2015 USD ($)
Other Commitments [Line Items]
Rental commitments - 2016	$ 27,024	[1]
Rental commitments - 2017	21,480	[1]
Rental commitments - 2018	18,528	[1]
Rental commitments - 2019	15,996	[1]
Rental commitments - 2020	15,435	[1]
Thereafter	103,568	[1]
Total future minimum lease payments	202,031	[1]
Sublease income - 2016	(1,613)
Sublease income - 2017	(1,660)
Sublease income - 2018	(1,592)
Sublease income - 2019	(1,006)
Sublease income - 2020	(1,047)
Sublease income - Thereafter	(3,905)
Sublease income - Total	(10,823)
Net commitment - 2016	25,411
Net commitment - 2017	19,820
Net commitment - 2018	16,936
Net commitment - 2019	14,990
Net commitment - 2020	14,388
Net commitment - Thereafter	99,663
Net commitment - Total	$ 191,208

[1]	Includes approximately $5.0 million, $3.8 million, $2.8 million, $2.3 million, $2.0 million and $12.4 million of future cash payments for fiscal 2016, 2017, 2018, 2019, 2020 and thereafter, respectively, related to the underutilized space that the Company exited during fiscal 2012, 2013, 2014 and 2015 (see Note 12).